BANK BORROWINGS - Schedule of Borrowings (Details) - Dec. 31, 2025 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Debt Disclosure [Abstract]
Short-term borrowings	¥ 70,401
Long-term borrowings, current portion	84,642
Long-term borrowings, non-current portion	516,000	$ 73,787
Total	¥ 671,043